Annual Total Returns[BarChart] - NVIT American Funds Global Growth Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.31%)	22.09%	28.64%	1.84%	6.54%	0.19%	30.97%	(9.42%)	34.78%	29.93%